Restricted Cash (Restricted Cash) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Restricted Cash
Reserve deposits with the Bank of Korea		2,822,548,000,000	5,734,677,000,000
Other		536,917,000,000	315,564,000,000
Total restricted cash	$ 2,971,400,000	3,359,465,000,000	6,050,241,000,000